BANK CREDIT AND LOANS (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended									12 Months Ended	0 Months Ended		1 Months Ended
	Feb. 28, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Feb. 28, 2013	Dec. 31, 2012	Jul. 31, 2008	Sep. 30, 2012	Dec. 31, 2007	Dec. 31, 2010	Apr. 27, 2015	Feb. 01, 2015	Feb. 28, 2014	Sep. 30, 2013	Aug. 31, 2013	Sep. 30, 2014
Schedule of Short-term and Long-term Debt [Line Items]
Proceeds from loans from shareholders, net of issuance expenses		$ 1,000,000	$ 850,000	$ 3,998,000
Warrants issued	1,200,000
Warrant exercise price	$ 2.5
Warrants exercisable term, years	3 years
Discount on convertible note	708,000
Total Current maturities		9,709,000	10,194,000				10,194,000
Repayment of loan	1,700,000
Number of warrants warrants exercised																				120,000
Repayments of loan from shareholders		1,230,000
Line of credit, applicable interest rate		3.023%
Revolving Credit Facility [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Line of credit, maximum borrowing amounts		1,000,000
Line of credit, amounts utilized		930,000
Secured Borrowings [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Line of credit, maximum borrowing amounts		1,134,000
Line of credit, amounts utilized		479,000
Standstill Agreement [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Additional default interest rate		5.00%
Affiliated Entity [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Interest rate additional rate over LIBOR	5.00%
Total Long-term loans	3,000,000	2,970,000
Annual rate	7.00%
Repayment date	Feb. 28, 2014
Majority Shareholder [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Interest rate additional rate over LIBOR					3.50%
Total Long-term loans	2,700,000
Line of credit, maximum borrowing amounts					1,000,000
Principal Owner [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Long-term loans	300,000
Repayment of loan						30,000
Loan in U.S. dollars from shareholders [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Proceeds from loans from shareholders, net of issuance expenses											1,500,000
Interest rate additional rate over LIBOR											3.00%
Total Current maturities		5,120,000	5,307,000				5,307,000
Remaining unpaid loan amount			1,150,000				1,150,000
Debt instrument, principal installment									750,000	750,000
Repayment of loan							350,000	350,000
Loan in U.S. dollars from shareholders [Member] | September Amendment [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Proceeds from loans from shareholders, net of issuance expenses												1,148,000
Remaining unpaid loan amount												352,000
Bank credit [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities		1,589,000	1,887,000				1,887,000
Bank credit [Member] | Revolving Credit Facility [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Line of credit, maximum borrowing amounts		2,250,000
Secured borrowing against specific accounts receivables, maximum amount		659,000
Convertible note from controlling shareholder, net [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Proceeds from loans from shareholders, net of issuance expenses													3,000,000
Warrants issued													1,578,947
Warrant exercise price													$ 2.38
Warrants exercisable term, years													5 years
Interest rate additional rate over LIBOR		7.50%											3.50%	3.96%
Debt conversion, price per share													$ 2.09
Discount on convertible note													451,000
Total Current maturities		3,000,000	3,000,000				3,000,000
Convertible note from controlling shareholder, net [Member] | Subsequent Event [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Interest rate additional rate over LIBOR																9.00%
Latest date of conversion															Aug. 31, 2016
Number of extended convertible days															30 days
Convertible note from controlling shareholder, net [Member] | Minimum [Member] | Subsequent Event [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Repayment of convertible debt															7,500,000
Convertible note from controlling shareholder, net [Member] | Majority Shareholder [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Interest rate additional rate over LIBOR																			3.50%
Total Long-term loans		8,120,000
Amount of loan from shareholders																		850,000
Repayments of loan from shareholders																	850,000
Convertible note from controlling shareholder, net [Member] | Majority Shareholder [Member] | Maximum [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities																			1,000,000